Loss Per Share - Additional information (Detail)	12 Months Ended
Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Percentage of the original issue price that preference shareholders entitled prior to the merger	10.00%
Maven Topco [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share exchange ratio	37.38624